Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 23,929	$ 2,418,521
Guaranteed investment certificate	28,750
Sales taxes recoverable	16,524	49,504
Prepaid expenses and deposits	128,670	510,741
Contract asset	35,374	35,374
Total current assets	233,247	3,014,140
Non-current assets
Contract Asset	266,221	301,595
Equipment	5,999	8,167
Total assets	505,467	3,323,902
Current liabilities
Accounts payable and accrued liabilities	747,582	1,277,642
Contract liability	353,735	353,735
Preference shares	449,287
Total current liabilities	1,550,604	1,631,377
Non-current liabilities
Put liability	718,531	577,104
Contract liability	2,662,219	3,015,954
Total liabilities	4,931,354	5,224,435
Shareholders' deficiency
Common shares	27,529,531	27,077,001
Contributed surplus	4,622,624	4,596,349
Accumulated deficit	(36,578,042)	(33,573,883)
Total shareholders' deficiency	(4,425,887)	(1,900,533)
Total liabilities and shareholders' deficiency	$ 505,467	$ 3,323,902